Long-Term Bank Deposits And Other Receivables (Details) - USD ($)		Dec. 31, 2017	Dec. 31, 2016
Other Assets, Noncurrent		$ 9,400
Cross-currency interest rate swap		16,508,000	$ 8,064,000
Long-term receivables	[1]	11,300,000	0
Deposits with banks and other long-term receivables	[2]	10,274,000	7,853,000
Long-term bank deposits and other receivables		38,082,000	15,917,000
Long-term balances of non-qualified deferred compensation plan		$ 8,220,000	$ 7,106,000

[1]	related to legal expenses (see Note 20C).
[2]	Includes long-term balances of a non-qualified deferred compensation plan structured under Section 409A of the U.S. Internal Revenue Code in the amount of $8,220 and $7,106 as of December 31, 2017 and 2016, respectively (see Note 17).